Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000107482
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class I
Trading Symbol	AUUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund, except Class C, outperformed the benchmark before sales charges. During the period, security selection contributed to relative performance, while sector selection detracted. Security selection within the consumer discretionary, financials, and technology sectors contributed, while selection within the industrials, energy, and health care sectors detracted. In terms of sector selection, underweight positions to consumer discretionary and real estate, and an overweight position to communication services contributed to relative returns, while an underweight to information technology, the Fund's transactional cash position, and an overweight to health care detracted.

The Fund did not utilize derivatives during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,834	$10,742
06/16	$11,052	$11,171
06/17	$12,903	$13,170
06/18	$14,884	$15,064
06/19	$16,280	$16,633
06/20	$17,005	$17,881
06/21	$24,252	$25,175
06/22	$22,355	$22,503
06/23	$25,869	$26,912
06/24	$32,319	$33,521

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class I (without sales charges)	24.93%	14.70%	12.45%
Class I (with sales charges)	24.93%	14.70%	12.45%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUIX-A for the most recent performance information.

AssetsNet	$ 265,328,298	$ 265,328,298
Holdings Count | Holding	77	77
Advisory Fees Paid, Amount	$ 2,216,702
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$265,328,298 # of Portfolio Holdings77 Portfolio Turnover Rate171% Total Advisory Fees Paid$2,216,702
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.9%
Financials	17.0%
Health Care	12.5%
Communication Services	11.5%
Industrials	9.0%
Energy	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Utilities	2.8%
Materials	0.7%
Short-Term Investments	2.7%
Other Assets less Liabilities	(0.5)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$18,095,207	6.8%
Microsoft Corp.	$17,862,804	6.7%
NVIDIA Corp.	$16,210,548	6.1%
Berkshire Hathaway, Inc. - Class B	$11,920,460	4.5%
Alphabet, Inc. - Class A	$11,385,468	4.3%
Amazon.com, Inc.	$9,445,867	3.6%
Meta Platforms, Inc. - Class A	$7,926,842	3.0%
EOG Resources, Inc.	$5,088,673	1.9%
Honeywell International, Inc.	$4,812,765	1.8%
JPMorgan Chase & Co.	$4,534,669	1.7%
	$107,283,303	40.4%

Material Fund Change [Text Block]
C000147183
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class A
Trading Symbol	GCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.03%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Overall security selection detracted the most, particularly selection within consumer discretionary and health care, while selection within communication services and materials contributed. Sector allocation also detracted as losses from underweights to consumer discretionary and health care offset gains from overweights to communication services and materials. Country positioning (a result of bottom-up security analysis combined with fundamental research) was negative; losses from an overweight to China were partially offset by contributions from an overweight to Denmark.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI (net)
11/14	$9,579	$10,000
06/15	$9,743	$10,213
06/16	$9,412	$9,832
06/17	$11,465	$11,679
06/18	$12,694	$12,932
06/19	$13,958	$13,674
06/20	$13,891	$13,963
06/21	$19,198	$19,446
06/22	$15,407	$16,383
06/23	$17,686	$19,091
06/24	$20,028	$22,790

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	Since Inception 11/12/2014
Class A (without sales charges)	13.24%	7.49%	7.96%
Class A (with sales charges)	8.44%	6.56%	7.48%
MSCI ACWI (net)	19.38%	10.76%	8.92%

Performance Inception Date		Nov. 12, 2014
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEAX-A for the most recent performance information.

AssetsNet	$ 2,850,356,242	$ 2,850,356,242
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 19,849,616
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,850,356,242 # of Portfolio Holdings71 Portfolio Turnover Rate52% Total Advisory Fees Paid$19,849,616
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	22.3%
Financials	16.2%
Health Care	14.4%
Consumer Discretionary	11.1%
Industrials	9.2%
Consumer Staples	8.1%
Communication Services	7.3%
Energy	4.8%
Materials	3.6%
Real Estate	2.4%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$217,109,091	7.6%
Elevance Health, Inc.	$129,570,647	4.5%
NVIDIA Corp.	$118,878,836	4.2%
Otis Worldwide Corp.	$114,570,577	4.0%
Goldman Sachs Group, Inc. (The)	$110,945,050	3.9%
Coca-Cola Co. (The)	$104,028,287	3.7%
Alphabet, Inc. - Class C	$92,889,574	3.2%
NIKE, Inc. - Class B	$78,878,473	2.8%
Samsung Electronics Co., Ltd.	$74,754,118	2.6%
Asahi Group Holdings Ltd.	$68,834,895	2.4%
	$1,110,459,548	38.9%

Material Fund Change [Text Block]
C000107480
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class A
Trading Symbol	AUUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.44%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund, except Class C, outperformed the benchmark before sales charges. During the period, security selection contributed to relative performance, while sector selection detracted. Security selection within the consumer discretionary, financials, and technology sectors contributed, while selection within the industrials, energy, and health care sectors detracted. In terms of sector selection, underweight positions to consumer discretionary and real estate, and an overweight position to communication services contributed to relative returns, while an underweight to information technology, the Fund's transactional cash position, and an overweight to health care detracted.

The Fund did not utilize derivatives during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index
06/14	$9,577	$10,000
06/15	$10,345	$10,742
06/16	$10,525	$11,171
06/17	$12,259	$13,170
06/18	$14,102	$15,064
06/19	$15,382	$16,633
06/20	$16,025	$17,881
06/21	$22,805	$25,175
06/22	$20,974	$22,503
06/23	$24,199	$26,912
06/24	$30,156	$33,521

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class A (without sales charges)	24.62%	14.41%	12.15%
Class A (with sales charges)	19.31%	13.42%	11.67%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUAX-A for the most recent performance information.

AssetsNet	$ 265,328,298	$ 265,328,298
Holdings Count | Holding	77	77
Advisory Fees Paid, Amount	$ 2,216,702
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$265,328,298 # of Portfolio Holdings77 Portfolio Turnover Rate171% Total Advisory Fees Paid$2,216,702
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.9%
Financials	17.0%
Health Care	12.5%
Communication Services	11.5%
Industrials	9.0%
Energy	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Utilities	2.8%
Materials	0.7%
Short-Term Investments	2.7%
Other Assets less Liabilities	(0.5)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$18,095,207	6.8%
Microsoft Corp.	$17,862,804	6.7%
NVIDIA Corp.	$16,210,548	6.1%
Berkshire Hathaway, Inc. - Class B	$11,920,460	4.5%
Alphabet, Inc. - Class A	$11,385,468	4.3%
Amazon.com, Inc.	$9,445,867	3.6%
Meta Platforms, Inc. - Class A	$7,926,842	3.0%
EOG Resources, Inc.	$5,088,673	1.9%
Honeywell International, Inc.	$4,812,765	1.8%
JPMorgan Chase & Co.	$4,534,669	1.7%
	$107,283,303	40.4%

Material Fund Change [Text Block]
C000180082
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Advisor Class
Trading Symbol	FFTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/FFTYX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FFTYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Security selection detracted most, led by selection within healthcare, technology and industrials. Regarding sector allocation, contributions from an overweight to technology and an underweight to consumer discretionary were offset by an underweight to communication services and an overweight to health care. From a theme perspective, Health and Empowerment detracted, while Climate contributed.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
06/17	$10,000	$10,000
12/17	$9,910	$9,930
06/18	$11,542	$11,357
06/19	$13,067	$12,541
06/20	$15,050	$13,482
06/21	$21,763	$18,981
06/22	$17,991	$16,966
06/23	$21,507	$20,291
06/24	$24,855	$25,273

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	Since Inception 6/28/2017
Advisor Class (without sales charges)	15.56%	13.72%	13.88%
Advisor Class (with sales charges)	15.56%	13.72%	13.88%
S&P 500 Index	24.56%	15.05%	14.14%

Performance Inception Date		Jun. 28, 2017
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/FFTYX-A for the most recent performance information.

AssetsNet	$ 122,078,194	$ 122,078,194
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 411,091
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$122,078,194 # of Portfolio Holdings42 Portfolio Turnover Rate33% Total Advisory Fees Paid$411,091
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	40.6%
Health Care	21.1%
Industrials	15.0%
Financials	8.4%
Consumer Staples	5.4%
Consumer Discretionary	3.6%
Utilities	3.0%
Short-Term Investments	5.5%
Other Assets less Liabilities	(2.6)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,551,877	6.2%
Microsoft Corp.	$5,095,677	4.2%
Visa, Inc. - Class A	$4,106,343	3.4%
Veralto Corp.	$4,008,212	3.3%
Flex Ltd.	$3,774,366	3.1%
NextEra Energy, Inc.	$3,616,054	3.0%
Waste Management, Inc.	$3,532,270	2.9%
Aflac, Inc.	$3,527,120	2.9%
Unilever PLC (Sponsored ADR)	$3,347,846	2.7%
Intuit, Inc.	$3,332,712	2.7%
	$41,892,477	34.4%

Material Fund Change [Text Block]
C000107477
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Advisor Class
Trading Symbol	AUUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$134	1.19%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund, except Class C, outperformed the benchmark before sales charges. During the period, security selection contributed to relative performance, while sector selection detracted. Security selection within the consumer discretionary, financials, and technology sectors contributed, while selection within the industrials, energy, and health care sectors detracted. In terms of sector selection, underweight positions to consumer discretionary and real estate, and an overweight position to communication services contributed to relative returns, while an underweight to information technology, the Fund's transactional cash position, and an overweight to health care detracted.

The Fund did not utilize derivatives during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,840	$10,742
06/16	$11,047	$11,171
06/17	$12,905	$13,170
06/18	$14,883	$15,064
06/19	$16,273	$16,633
06/20	$16,995	$17,881
06/21	$24,240	$25,175
06/22	$22,345	$22,503
06/23	$25,849	$26,912
06/24	$32,295	$33,521

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	24.94%	14.69%	12.44%
Advisor Class (with sales charges)	24.94%	14.69%	12.44%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUYX-A for the most recent performance information.

AssetsNet	$ 265,328,298	$ 265,328,298
Holdings Count | Holding	77	77
Advisory Fees Paid, Amount	$ 2,216,702
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$265,328,298 # of Portfolio Holdings77 Portfolio Turnover Rate171% Total Advisory Fees Paid$2,216,702
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.9%
Financials	17.0%
Health Care	12.5%
Communication Services	11.5%
Industrials	9.0%
Energy	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Utilities	2.8%
Materials	0.7%
Short-Term Investments	2.7%
Other Assets less Liabilities	(0.5)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$18,095,207	6.8%
Microsoft Corp.	$17,862,804	6.7%
NVIDIA Corp.	$16,210,548	6.1%
Berkshire Hathaway, Inc. - Class B	$11,920,460	4.5%
Alphabet, Inc. - Class A	$11,385,468	4.3%
Amazon.com, Inc.	$9,445,867	3.6%
Meta Platforms, Inc. - Class A	$7,926,842	3.0%
EOG Resources, Inc.	$5,088,673	1.9%
Honeywell International, Inc.	$4,812,765	1.8%
JPMorgan Chase & Co.	$4,534,669	1.7%
	$107,283,303	40.4%

Material Fund Change [Text Block]
C000107481
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class C
Trading Symbol	AUUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.20%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund, except Class C, outperformed the benchmark before sales charges. During the period, security selection contributed to relative performance, while sector selection detracted. Security selection within the consumer discretionary, financials, and technology sectors contributed, while selection within the industrials, energy, and health care sectors detracted. In terms of sector selection, underweight positions to consumer discretionary and real estate, and an overweight position to communication services contributed to relative returns, while an underweight to information technology, the Fund's transactional cash position, and an overweight to health care detracted.

The Fund did not utilize derivatives during the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,731	$10,742
06/16	$10,836	$11,171
06/17	$12,526	$13,170
06/18	$14,304	$15,064
06/19	$15,486	$16,633
06/20	$16,006	$17,881
06/21	$22,609	$25,175
06/22	$20,644	$22,503
06/23	$23,634	$26,912
06/24	$29,217	$33,521

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class C (without sales charges)	23.62%	13.54%	11.32%
Class C (with sales charges)	22.62%	13.54%	11.32%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUCX-A for the most recent performance information.

AssetsNet	$ 265,328,298	$ 265,328,298
Holdings Count | Holding	77	77
Advisory Fees Paid, Amount	$ 2,216,702
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$265,328,298 # of Portfolio Holdings77 Portfolio Turnover Rate171% Total Advisory Fees Paid$2,216,702
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	26.9%
Financials	17.0%
Health Care	12.5%
Communication Services	11.5%
Industrials	9.0%
Energy	6.1%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Utilities	2.8%
Materials	0.7%
Short-Term Investments	2.7%
Other Assets less Liabilities	(0.5)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$18,095,207	6.8%
Microsoft Corp.	$17,862,804	6.7%
NVIDIA Corp.	$16,210,548	6.1%
Berkshire Hathaway, Inc. - Class B	$11,920,460	4.5%
Alphabet, Inc. - Class A	$11,385,468	4.3%
Amazon.com, Inc.	$9,445,867	3.6%
Meta Platforms, Inc. - Class A	$7,926,842	3.0%
EOG Resources, Inc.	$5,088,673	1.9%
Honeywell International, Inc.	$4,812,765	1.8%
JPMorgan Chase & Co.	$4,534,669	1.7%
	$107,283,303	40.4%

Material Fund Change [Text Block]
C000236906
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class C
Trading Symbol	SUTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTCX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.65%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Security selection detracted most, led by selection within healthcare, technology and industrials. Regarding sector allocation, contributions from an overweight to technology and an underweight to consumer discretionary were offset by an underweight to communication services and an overweight to health care. From a theme perspective, Health and Empowerment detracted, while Climate contributed.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
05/22	$10,000	$10,000
06/22	$9,160	$9,191
06/23	$10,842	$10,992
06/24	$12,407	$13,692

Average Annual Return [Table Text Block]
Class Name	1 Year	Since Inception 5/02/2022
Class C (without sales charges)	14.43%	10.45%
Class C (with sales charges)	13.43%	10.45%
S&P 500 Index	24.56%	15.56%

Performance Inception Date		May 02, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTCX-A for the most recent performance information.

AssetsNet	$ 122,078,194	$ 122,078,194
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 411,091
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$122,078,194 # of Portfolio Holdings42 Portfolio Turnover Rate33% Total Advisory Fees Paid$411,091
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	40.6%
Health Care	21.1%
Industrials	15.0%
Financials	8.4%
Consumer Staples	5.4%
Consumer Discretionary	3.6%
Utilities	3.0%
Short-Term Investments	5.5%
Other Assets less Liabilities	(2.6)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,551,877	6.2%
Microsoft Corp.	$5,095,677	4.2%
Visa, Inc. - Class A	$4,106,343	3.4%
Veralto Corp.	$4,008,212	3.3%
Flex Ltd.	$3,774,366	3.1%
NextEra Energy, Inc.	$3,616,054	3.0%
Waste Management, Inc.	$3,532,270	2.9%
Aflac, Inc.	$3,527,120	2.9%
Unilever PLC (Sponsored ADR)	$3,347,846	2.7%
Intuit, Inc.	$3,332,712	2.7%
	$41,892,477	34.4%

Material Fund Change [Text Block]
C000158544
Shareholder Report [Line Items]
Fund Name	AB International Low Volatility Equity Portfolio
Class Name	Advisor Class
Trading Symbol	ISRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Low Volatility Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ISRYX-A. You can also request this information by contacting us at (800) 227 4618 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ISRYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, Advisor Class shares of the Fund outperformed the benchmark before sales charges. Overall sector allocation and security selection contributed to performance, relative to the benchmark. Security selection within industrials and health care contributed the most, while selection within communication services and financials detracted. In terms of sector allocation, overweights to financials and technology added to gains and offset losses from an underweight to health care and an overweight to energy. Country allocation (a result of bottom-up security analysis combined with fundamental research) detracted, led by an underweight to Japan; an underweight to France contributed.

The Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute performance for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI EAFE Index (net)
07/15	$10,000	$10,000
06/16	$9,937	$8,886
06/17	$11,325	$10,687
06/18	$12,509	$11,418
06/19	$12,517	$11,541
06/20	$11,999	$10,949
06/21	$14,790	$14,491
06/22	$12,621	$11,916
06/23	$14,112	$14,153
06/24	$16,201	$15,786

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	Since Inception 7/29/2015
Advisor Class (without sales charges)	14.80%	5.30%	5.56%
Advisor Class (with sales charges)	14.80%	5.30%	5.56%
MSCI EAFE Index (net)	11.54%	6.46%	5.25%

Performance Inception Date		Jul. 29, 2015
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ISRYX-A for the most recent performance information.

AssetsNet	$ 789,456,195	$ 789,456,195
Holdings Count | Holding	89	89
Advisory Fees Paid, Amount	$ 4,573,075
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$789,456,195 # of Portfolio Holdings89 Portfolio Turnover Rate43% Total Advisory Fees Paid$4,573,075
Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	24.0%
Industrials	19.8%
Information Technology	12.1%
Health Care	10.3%
Consumer Discretionary	9.5%
Consumer Staples	8.0%
Communication Services	6.6%
Energy	4.9%
Utilities	2.2%
Real Estate	0.9%
Other	0.6%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.8%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Novo Nordisk A/S - Class B	$33,432,781	4.2%
Shell PLC	$24,331,454	3.1%
Constellation Software, Inc./Canada	$23,875,164	3.0%
Oversea-Chinese Banking Corp., Ltd.	$16,758,244	2.1%
Wolters Kluwer NV	$16,217,731	2.1%
RELX PLC	$16,187,631	2.0%
Sumitomo Mitsui Financial Group, Inc.	$16,016,009	2.0%
Prysmian SpA	$15,556,301	2.0%
Mitsubishi UFJ Financial Group, Inc.	$14,750,543	1.9%
Honda Motor Co., Ltd.	$14,617,840	1.9%
	$191,743,698	24.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund's name was changed to "AB International Low Volatility Equity Portfolio". The Fund's investment strategies were modified to reflect that the Advisors seek to achieve the Fund's investment objectives by investing, under normal circumstances, at least 80% of it's net assets, including any borrowings for investment purposes, in equity securities of non-U.S. companies, an in companies in at least three countries other than the United States. These changes were effective as of July 5, 2023.

C000147177
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class C
Trading Symbol	GCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCECX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.79%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Overall security selection detracted the most, particularly selection within consumer discretionary and health care, while selection within communication services and materials contributed. Sector allocation also detracted as losses from underweights to consumer discretionary and health care offset gains from overweights to communication services and materials. Country positioning (a result of bottom-up security analysis combined with fundamental research) was negative; losses from an overweight to China were partially offset by contributions from an overweight to Denmark.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI (net)
11/14	$10,000	$10,000
06/15	$10,122	$10,213
06/16	$9,708	$9,832
06/17	$11,727	$11,679
06/18	$12,884	$12,932
06/19	$14,060	$13,674
06/20	$13,895	$13,963
06/21	$19,051	$19,446
06/22	$15,186	$16,383
06/23	$17,302	$19,091
06/24	$19,435	$22,790

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	Since Inception 11/12/2014
Class C (without sales charges)	12.33%	6.69%	7.14%
Class C (with sales charges)	11.33%	6.69%	7.14%
MSCI ACWI (net)	19.38%	10.76%	8.92%

Performance Inception Date		Nov. 12, 2014
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/GCECX-A for the most recent performance information.

AssetsNet	$ 2,850,356,242	$ 2,850,356,242
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 19,849,616
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,850,356,242 # of Portfolio Holdings71 Portfolio Turnover Rate52% Total Advisory Fees Paid$19,849,616
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	22.3%
Financials	16.2%
Health Care	14.4%
Consumer Discretionary	11.1%
Industrials	9.2%
Consumer Staples	8.1%
Communication Services	7.3%
Energy	4.8%
Materials	3.6%
Real Estate	2.4%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$217,109,091	7.6%
Elevance Health, Inc.	$129,570,647	4.5%
NVIDIA Corp.	$118,878,836	4.2%
Otis Worldwide Corp.	$114,570,577	4.0%
Goldman Sachs Group, Inc. (The)	$110,945,050	3.9%
Coca-Cola Co. (The)	$104,028,287	3.7%
Alphabet, Inc. - Class C	$92,889,574	3.2%
NIKE, Inc. - Class B	$78,878,473	2.8%
Samsung Electronics Co., Ltd.	$74,754,118	2.6%
Asahi Group Holdings Ltd.	$68,834,895	2.4%
	$1,110,459,548	38.9%

Material Fund Change [Text Block]
C000147182
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GCEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, all share classes of the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Overall security selection detracted the most, particularly selection within consumer discretionary and health care, while selection within communication services and materials contributed. Sector allocation also detracted as losses from underweights to consumer discretionary and health care offset gains from overweights to communication services and materials. Country positioning (a result of bottom-up security analysis combined with fundamental research) was negative; losses from an overweight to China were partially offset by contributions from an overweight to Denmark.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI (net)
11/14	$10,000	$10,000
06/15	$10,186	$10,213
06/16	$9,863	$9,832
06/17	$12,041	$11,679
06/18	$13,368	$12,932
06/19	$14,733	$13,674
06/20	$14,696	$13,963
06/21	$20,360	$19,446
06/22	$16,382	$16,383
06/23	$18,860	$19,091
06/24	$21,407	$22,790

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	Since Inception 11/12/2014
Advisor Class (without sales charges)	13.51%	7.76%	8.22%
Advisor Class (with sales charges)	13.51%	7.76%	8.22%
MSCI ACWI (net)	19.38%	10.76%	8.92%

Performance Inception Date		Nov. 12, 2014
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEYX-A for the most recent performance information.

AssetsNet	$ 2,850,356,242	$ 2,850,356,242
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 19,849,616
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,850,356,242 # of Portfolio Holdings71 Portfolio Turnover Rate52% Total Advisory Fees Paid$19,849,616
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	22.3%
Financials	16.2%
Health Care	14.4%
Consumer Discretionary	11.1%
Industrials	9.2%
Consumer Staples	8.1%
Communication Services	7.3%
Energy	4.8%
Materials	3.6%
Real Estate	2.4%
Short-Term Investments	0.3%
Other Assets less Liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$217,109,091	7.6%
Elevance Health, Inc.	$129,570,647	4.5%
NVIDIA Corp.	$118,878,836	4.2%
Otis Worldwide Corp.	$114,570,577	4.0%
Goldman Sachs Group, Inc. (The)	$110,945,050	3.9%
Coca-Cola Co. (The)	$104,028,287	3.7%
Alphabet, Inc. - Class C	$92,889,574	3.2%
NIKE, Inc. - Class B	$78,878,473	2.8%
Samsung Electronics Co., Ltd.	$74,754,118	2.6%
Asahi Group Holdings Ltd.	$68,834,895	2.4%
	$1,110,459,548	38.9%

Material Fund Change [Text Block]
C000230112
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class Z
Trading Symbol	SUTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTZX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Security selection detracted most, led by selection within healthcare, technology and industrials. Regarding sector allocation, contributions from an overweight to technology and an underweight to consumer discretionary were offset by an underweight to communication services and an overweight to health care. From a theme perspective, Health and Empowerment detracted, while Climate contributed.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
02/22	$10,000	$10,000
06/22	$8,226	$8,441
06/23	$9,832	$10,095
06/24	$11,361	$12,574

Average Annual Return [Table Text Block]
Class Name	1 Year	Since Inception 2/01/2022
Class Z (without sales charges)	15.55%	5.44%
Class Z (with sales charges)	15.55%	5.44%
S&P 500 Index	24.56%	9.94%

Performance Inception Date		Feb. 01, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTZX-A for the most recent performance information.

AssetsNet	$ 122,078,194	$ 122,078,194
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 411,091
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$122,078,194 # of Portfolio Holdings42 Portfolio Turnover Rate33% Total Advisory Fees Paid$411,091
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	40.6%
Health Care	21.1%
Industrials	15.0%
Financials	8.4%
Consumer Staples	5.4%
Consumer Discretionary	3.6%
Utilities	3.0%
Short-Term Investments	5.5%
Other Assets less Liabilities	(2.6)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,551,877	6.2%
Microsoft Corp.	$5,095,677	4.2%
Visa, Inc. - Class A	$4,106,343	3.4%
Veralto Corp.	$4,008,212	3.3%
Flex Ltd.	$3,774,366	3.1%
NextEra Energy, Inc.	$3,616,054	3.0%
Waste Management, Inc.	$3,532,270	2.9%
Aflac, Inc.	$3,527,120	2.9%
Unilever PLC (Sponsored ADR)	$3,347,846	2.7%
Intuit, Inc.	$3,332,712	2.7%
	$41,892,477	34.4%

Material Fund Change [Text Block]
C000230111
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class A
Trading Symbol	SUTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTAX-A. You can also request this information by contacting us at (800) 227 4618 .
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the benchmark before sales charges. Both security selection and sector allocation detracted from performance, relative to the benchmark. Security selection detracted most, led by selection within healthcare, technology and industrials. Regarding sector allocation, contributions from an overweight to technology and an underweight to consumer discretionary were offset by an underweight to communication services and an overweight to health care. From a theme perspective, Health and Empowerment detracted, while Climate contributed.

The Fund did not utilize derivatives during the six- or 12-month periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index
02/22	$9,575	$10,000
06/22	$7,867	$8,441
06/23	$9,387	$10,095
06/24	$10,826	$12,574

Average Annual Return [Table Text Block]
Class Name	1 Year	Since Inception 2/01/2022
Class A (without sales charges)	15.34%	5.23%
Class A (with sales charges)	10.43%	3.35%
S&P 500 Index	24.56%	9.94%

Performance Inception Date		Feb. 01, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTAX-A for the most recent performance information.

AssetsNet	$ 122,078,194	$ 122,078,194
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount	$ 411,091
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$122,078,194 # of Portfolio Holdings42 Portfolio Turnover Rate33% Total Advisory Fees Paid$411,091
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	40.6%
Health Care	21.1%
Industrials	15.0%
Financials	8.4%
Consumer Staples	5.4%
Consumer Discretionary	3.6%
Utilities	3.0%
Short-Term Investments	5.5%
Other Assets less Liabilities	(2.6)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,551,877	6.2%
Microsoft Corp.	$5,095,677	4.2%
Visa, Inc. - Class A	$4,106,343	3.4%
Veralto Corp.	$4,008,212	3.3%
Flex Ltd.	$3,774,366	3.1%
NextEra Energy, Inc.	$3,616,054	3.0%
Waste Management, Inc.	$3,532,270	2.9%
Aflac, Inc.	$3,527,120	2.9%
Unilever PLC (Sponsored ADR)	$3,347,846	2.7%
Intuit, Inc.	$3,332,712	2.7%
	$41,892,477	34.4%

Material Fund Change [Text Block]